Taxation - Summary of Income Tax Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(16.50%)	(16.30%)	(7.40%)
Effect of withholding taxes	(0.30%)
Permanent differences	26.60%	16.90%	5.60%
Change in valuation allowances	(35.20%)	(26.80%)	(23.20%)
Effective income tax rate	(0.40%)	(1.20%)